Schedule of financial information in Joint Venture (Details) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Current Assets, including cash and cash equivalents of $1,060,770 and prepayments of $93,953	$ 1,154,723	$ 0
Non-current assets	32,115,558	0
Current liabilities	(10,657,035)	0
Non-current liabilities	(10,232,250)	0
Net Assets	$ 12,380,996	$ 0